BORROWINGS - Schedule of Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Current	$ 658	$ 1,214
Non-current	12,128	11,955
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 12,786	$ 13,169